Vanguard® Intermediate-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (93.8%)
California (9.7%)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	130	132
California GO	4.000%	10/1/24	65	66
California GO	5.000%	11/1/24	50	51
California GO	5.000%	8/1/25	215	222
California GO	5.000%	10/1/25	110	114
California GO	5.000%	8/1/26	55	58
California GO	5.000%	9/1/26	150	159
California GO	5.000%	10/1/27	35	38
California GO	5.000%	12/1/30	55	64
California GO	5.000%	4/1/33	75	89
California GO	3.000%	10/1/33	100	100
California GO	4.000%	10/1/34	95	104
California GO	5.000%	10/1/34	55	66
California GO	5.000%	9/1/35	150	178
California GO	4.000%	11/1/35	125	135
California GO	4.000%	9/1/37	100	101
California GO	5.000%	9/1/37	70	83
California GO	5.000%	10/1/41	80	90
California GO	5.000%	4/1/42	100	107
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	55	58
Los Angeles CA Community College District GO	4.000%	8/1/35	50	51
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	106
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	175	181
University of California College & University Revenue	5.000%	5/15/27	75	81
				2,434
Colorado (1.2%)
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	100	105
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	95	106
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	80	91
				302
Connecticut (2.1%)
Connecticut GO	5.000%	1/15/27	80	85
Connecticut GO	5.000%	4/15/27	120	129
Connecticut GO	5.000%	11/15/30	60	69
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	75	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	65	70
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	86
					518
District of Columbia (4.1%)
	District of Columbia GO	5.000%	10/15/29	165	185
	District of Columbia GO	5.000%	6/1/34	130	139
	District of Columbia GO	5.000%	2/1/35	150	173
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	114
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	60	64
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	100	111
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	220	232
					1,018
Florida (1.6%)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	50	51
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	90	105
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	55	55
	Florida GO	5.000%	6/1/27	50	54
	Florida GO	5.000%	6/1/28	50	55
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	25	25
	School Board of Miami-Dade County COP	5.000%	5/1/32	50	51
					396
Georgia (4.5%)
	Georgia GO	4.000%	1/1/27	55	57
	Georgia GO	5.000%	7/1/28	110	122
	Georgia GO	5.000%	2/1/29	55	59
	Georgia GO	5.000%	7/1/29	200	217
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	55	54
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	55	59
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	260	242
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	170	193
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	100	115
					1,118
Hawaii (0.7%)
	Hawaii GO	5.000%	1/1/28	100	109
	Hawaii GO	5.000%	1/1/33	50	54
					163
Illinois (5.1%)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	60	61
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	65	67
	Cook County IL GO	5.000%	11/15/28	55	60
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	70	75
	Illinois GO	5.000%	2/1/27	75	79
	Illinois GO	5.000%	11/1/28	155	165
	Illinois GO	5.000%	10/1/33	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	90	94
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	85	88
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	210	216
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	117
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	150	151
					1,280
Indiana (1.0%)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	80	88
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	150	158
					246
Kansas (0.4%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	85	93
Kentucky (1.2%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	250	253
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	50	56
					309
Louisiana (0.5%)
	Louisiana GO	5.000%	8/1/26	75	79
	Louisiana GO	5.000%	8/1/28	50	53
					132
Maryland (3.1%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	285	302
	Maryland GO	5.000%	8/1/26	90	95
	Maryland GO	5.000%	6/1/28	100	110
	Maryland GO	5.000%	8/1/30	185	214
	Montgomery County MD GO	5.000%	10/1/26	50	53
					774
Massachusetts (2.7%)
	Commonwealth of Massachusetts GO	5.000%	11/1/24	155	157
	Commonwealth of Massachusetts GO	5.000%	7/1/26	95	100
	Commonwealth of Massachusetts GO	5.000%	7/1/29	60	63
	Commonwealth of Massachusetts GO	5.000%	2/1/36	65	69
	Commonwealth of Massachusetts GO	5.000%	5/1/43	170	183
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	112
					684
Michigan (1.0%)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	55	58
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	65	75
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	100	117
					250
Minnesota (1.5%)
	Minnesota GO	5.000%	9/1/27	120	130
	Minnesota GO	5.000%	10/1/28	100	109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	120	142
				381
Mississippi (0.2%)
Mississippi GO, Prere.	5.000%	10/1/27	50	54
Missouri (0.5%)
University of Missouri of Curators College & University Revenue	5.000%	11/1/30	110	127
Nebraska (0.2%)
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	55	58
Nevada (1.4%)
Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	95	100
Clark County School District GO	5.000%	6/15/26	50	52
Clark County School District GO	5.000%	6/15/27	140	146
Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	60	63
				361
New Jersey (3.3%)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	60	65
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	50	56
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	175	188
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	20	12
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	20	11
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	150	151
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	100	94
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	100	101
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	55	58
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	100	100
				836
New Mexico (0.2%)
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	50	55
New York (19.1%)
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	50	53
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	100	110
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	25	18
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	55	59
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	90	82
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	200	201
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	100	99

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	101
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	100	107
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	70	76
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	75	80
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	107
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	105	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	85	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	75	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	145	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	105	105
New York NY GO	5.000%	9/1/26	135	143
New York NY GO	5.000%	10/1/29	70	79
New York NY GO	5.000%	8/1/30	50	58
New York NY GO	5.000%	8/1/32	75	86
New York NY GO	5.000%	4/1/33	100	109
New York NY GO	5.000%	10/1/37	50	53
New York NY GO	5.250%	10/1/42	70	80
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	180	182
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	150	177
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	100	113
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/33	165	199
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	80
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	140	150
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	25	25
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	60	71
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	120	137
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	50	54
	New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/38	80	94
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	60	66
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	110	124
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	150	153
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	75	80
					4,801
North Carolina (1.1%)
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/35	50	41
	North Carolina Special Obligation Revenue (Build NC Programs)	5.000%	5/1/27	230	247
					288
Ohio (0.9%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	75	75
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	75	85
	Ohio Water Development Authority Water Revenue	5.000%	12/1/28	70	78
					238
Oklahoma (0.3%)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	70	75
Oregon (0.4%)
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	50	56
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	35	35
					91
Pennsylvania (2.9%)
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	115	116
	Commonwealth of Pennsylvania GO	5.000%	10/1/24	165	167
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	265	267
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	50	56
	Philadelphia PA GO	4.000%	8/1/35	50	51
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	55	66
					723
South Carolina (0.4%)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	55	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	50	50
					104
Tennessee (0.5%)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	60	65
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	50	57
					122
Texas (14.5%)
	Alamo Community College District GO	5.000%	2/15/26	50	52
	Alamo Community College District GO	5.000%	2/15/28	175	191
[3]	Barbers Hill Independent School District GO	4.000%	2/15/41	125	128
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	125	141
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	185	217
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	100	112
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	70	63
[4]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	50	57
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	185	188
[3]	Denton Independent School District GO	5.000%	8/15/43	80	90
	El Paso TX GO	4.000%	8/15/42	60	58
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	75	80
[3]	Houston Independent School District GO	5.000%	2/15/26	65	68
[3]	Houston Independent School District GO	5.000%	2/15/28	75	80
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	60	63
[3]	Irving Independent School District GO	5.000%	2/15/43	145	162
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	75	80
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	100	104
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	155	164
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	60	60
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	50	53
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	160	168
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	120	122
	Texas GO	5.000%	10/1/30	155	167
	Texas GO	5.000%	10/1/33	115	123
	Texas GO	5.000%	10/1/36	50	51
	Texas GO, Prere.	5.000%	4/1/24	40	40
	Texas GO, Prere.	5.000%	10/1/24	110	111
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	65	74
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	55	55
	Texas Water Development Board Water Revenue	5.000%	10/15/31	100	108
	Texas Water Development Board Water Revenue	4.000%	10/15/32	75	76
	Texas Water Development Board Water Revenue	3.000%	10/15/35	80	77
	Texas Water Development Board Water Revenue	5.000%	8/1/41	90	102
	University of Houston College & University Revenue	5.000%	2/15/42	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	50	52
					3,644
Utah (1.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	95	108
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	70	80
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/34	70	71
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	100	102
					361
Virginia (1.4%)
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	135	141
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33	115	119
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	75	81
					341
Washington (3.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	150	173
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	100	101
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	200	216
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	75	82
	Washington GO	5.000%	7/1/32	50	52
	Washington GO	5.000%	8/1/32	60	64
	Washington GO	5.000%	2/1/41	165	175
	Washington GO	5.000%	8/1/42	90	100
					963
Wisconsin (0.9%)
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	100	107
	Wisconsin GO	5.000%	11/1/30	100	107
					214
Total Tax-Exempt Municipal Bonds (Cost $23,443)					23,554

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (6.6%)
Money Market Fund (6.6%)
[5]	Vanguard Municipal Cash Management Fund (Cost $1,656)	4.285%	16,555	1,656
Total Investments (100.4%) (Cost $25,099)				25,210
Other Assets and Liabilities—Net (-0.4%)				(90)
Net Assets (100%)				25,120
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	23,554	—	23,554
Temporary Cash Investments	1,656	—	—	1,656
Total	1,656	23,554	—	25,210